CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Total USD ($)	Class A Common Stock USD ($) USD ($)	Class B Common Stock	Additional Paid-in Capital USD ($)	Treasury Stock USD ($)	Accumulated Other Comprehensive Loss USD ($)	Retained Earnings USD ($)
Beginning Balance at Dec. 31, 2009	$ 504,437,000	$ 79,000		$ 338,109,000	$ (128,757,000)	$ (463,000)	$ 295,469,000
Beginning Balance (in shares) at Dec. 31, 2009		79,425,000	3,000
Common stock options exercised (in shares)	596,426	596,000
Common stock options exercised	7,766,000	1,000		7,765,000
Stock-based compensation expense	18,252,000			18,252,000
Restricted stock granted, net (in shares)		274,000
Common stock repurchase	(40,400,000)				(40,400,000)
Common stock received for tax withholding	(691,000)				(691,000)
Net excess tax benefit from stock option exercises	220,000			220,000
Net income	106,209,000						106,209,000
Other comprehensive income	319,000					319,000
Ending Balance at Dec. 31, 2010	596,112,000	80,000		364,346,000	(169,848,000)	(144,000)	401,678,000
Ending Balance (in shares) at Dec. 31, 2010		80,295,000	3,000
Common stock options exercised (in shares)	2,339,890	2,340,000
Common stock options exercised	39,278,000	3,000		39,275,000
Stock-based compensation expense	28,088,000			28,088,000
Equity awards assumed in TARGUSinfo acquisition	677,000			677,000
Restricted stock granted, net (in shares)		324,000
Common stock repurchase	(324,301,000)				(324,301,000)
Common stock received for tax withholding	(1,641,000)				(1,641,000)
Net excess tax benefit from stock option exercises	4,212,000			4,212,000
Net income	160,823,000						160,823,000
Other comprehensive income	(614,000)					(614,000)
Ending Balance at Dec. 31, 2011	502,634,000	83,000		436,598,000	(495,790,000)	(758,000)	562,501,000
Ending Balance (in shares) at Dec. 31, 2011		82,959,000	3,000
Common stock options exercised (in shares)	2,499,843	2,500,000
Common stock options exercised	59,056,000	3,000		59,053,000
Stock-based compensation expense	28,058,000			28,058,000
Restricted stock granted, net (in shares)		500,000
Common stock repurchase	(98,040,000)				(98,040,000)
Common stock received for tax withholding	(10,212,000)				(10,212,000)
Net excess tax benefit from stock option exercises	9,034,000			9,034,000
Net income	156,087,000						156,087,000
Other comprehensive income	(9,000)					(9,000)
Ending Balance at Dec. 31, 2012	$ 646,608,000	$ 86,000		$ 532,743,000	$ (604,042,000)	$ (767,000)	$ 718,588,000
Ending Balance (in shares) at Dec. 31, 2012		85,959,000	3,000